Summary of significant accounting policies - Recently adopted changes in accounting principles (Details) - USD ($) $ in Millions	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of significant accounting policies
Accounting standards update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
MGU trade receivables		$ 0.4
Stockholders' equity, including portion attributable to noncontrolling interest		1,468.9	$ 1,642.8	$ 1,706.2
Retained earnings
Summary of significant accounting policies
Stockholders' equity, including portion attributable to noncontrolling interest		$ 476.9	778.5	$ 816.6	$ 858.4
Cumulative Effect, Period of Adoption, Adjustment | Retained earnings
Summary of significant accounting policies
Stockholders' equity, including portion attributable to noncontrolling interest	$ (6.8)		$ (6.8)		$ 1.6
Accounting Standards Update 2016-13
Summary of significant accounting policies
MGU trade receivables	$ 14.9